Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Presentation Net Deferred Tax Assets and Liabilities	Presentation of net deferred tax assets and liabilities, in the consolidated statements of financial position:
	December 31,
	2022	2023
Deferred taxes assets	$3,618	$6,729
Deferred tax liabilities	(10,686)	(11,610)
	$(7,068)	$(4,881)

Schedule of Components of the Company’s Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2022	2023
Deferred tax liabilities:
Intangible assets	$12,311	$13,789
Reserves and allowances	1,142	530
Right-of-use assets	5,133	5,169

Gross deferred tax liabilities	$18,586	$19,488

Deferred tax assets:

Carry-forwards losses	$349	$3,668
Intangible assets	540	1,495
Reserves and allowances	5,628	4,054
Lease liabilities	5,001	5,390

Gross deferred tax assets	$11,518	$14,607
Net deferred tax liabilities	$(7,068)	$(4,881)

Schedule of Income Tax	Income tax (tax benefit) consist of the following:
	Year ended December 31,
	2021	2022	2023
Current:
Domestic	$7,847	$11,368	$11,108
Foreign	6,123	6,304	5

	13,970	17,672	11,113
Deferred taxes:
Domestic	(1,149)	(1,318)	(1,588)
Foreign	(2,543)	(5,216)	409

	(3,692)	(6,534)	(1,179)

Taxes on income	$10,278	$11,138	$9,934

Schedule of Components of the Company’s Deferred Tax Assets and Liabilities	The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company’s consolidated statements of profit or loss:
	Year ended December 31,
	2021	2022	2023

Income before income taxes, as per the statement of operations	$45,617	$57,417	$52,436

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	10,494	13,205	12,060

Tax adjustment in respect of different tax rates	283	(1,756)	(1,345)
Deferred taxes on losses for which deferred taxes were not created	(80)	(511)	(2,764)
Tax-deductible costs, not included in the accounting costs	(1,041)	(2,680)	-
Non-deductible expenses and tax expenses in respect of prior years, net	1,001	2,670	534
Uncertain tax positions and other	(379)	210	1,448

Taxes on income	$10,278	$11,138	$9,934